MERRILL LYNCH
                                                                   STRATEGIC
                                                                   DIVIDEND FUND

                                                      STRATEGIC
                                                               Performance

                                [GRAPHIC OMITTED]

                                                                Quarterly Report
                                                                October 31, 1999

                      MERRILL LYNCH STRATEGIC DIVIDEND FUND

                 [A pie graph depicting sector representations
               as a percentage of equities as of October 31, 1999]

Sector Representation as a Percentage of Equities as of October 31, 1999

                               Utilities--29.0%

                               Capital Goods--6.0%

                               Energy--14.2%

                               Financial Services--29.9%

                               Basic Industries--7.1%

                               Consumer--13.8%

US Common Stock Investments as of October 31, 1999
                                                                   S&P
                                             Fund                  500**
--------------------------------------------------------------------------------
Average Capitalization (in billions)        $  34.6             $  116.1
--------------------------------------------------------------------------------
Price/Book Value                                3.7                  4.9
--------------------------------------------------------------------------------
Price/Earnings Ratio***                        22.7                 29.4
--------------------------------------------------------------------------------
Yield Based on Current Dividend                 2.4%*                1.3%
--------------------------------------------------------------------------------
* Net yield after expenses for 12-months ended 10/31/99, according to Lipper Analytical Services.
** An unmanaged broad-based index comprised of common stocks.
***Based on trailing 12-month earnings.

                         Merrill Lynch Strategic Dividend Fund, October 31, 1999

DEAR SHAREHOLDER

During the quarter ended October 31, 1999, the US economy enjoyed continued strong growth while inflation and labor costs pressures remained completely contained. The US financial markets exhibited volatility, as stock prices declined for the third consecutive month in September. By late October, the stock market began to rebound, gaining some momentum by the end of the period.

The US bond market improved over the October quarter as well. Fixed-income investors had reacted poorly to evidence of incipient inflationary pressures and the prospect of higher interest rates in the early part of the quarter. However, a significant rally ensued in September driven by a slowdown in average hourly earnings and extremely benign inflation reports. By the end of October, the bond market had retraced the recent price lows reached during the summer.

After the Federal Reserve Board raised short-term interest rates in August, investor psychology was mixed as to whether there would be an increase for the third time this year. The central bank announced its move to tighten 25 basis points (0.25%) on November 16, 1999, essentially putting short-term interest rates back to where they were before the three quarter-point cuts that were made last fall. Investors seem confident that there will not be any additional moves before the advent of the Year 2000.

Portfolio Matters

For the three months ended October 31, 1999, Merrill Lynch Strategic Dividend Fund's Class A, Class B, Class C and Class D Shares had total returns of +0.06%,
- 0.21%, - 0.21% and - 0.08%, respectively. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) These returns were slightly better than the return for Lipper Analytical Services Inc.'s peer group of Equity Income Funds, which had an average of - 2.97% for the same three-month period. The Fund's performance for the October quarter also outperformed the - 5.79% total return of the 200 highest-yielding stocks in the unmanaged Standard & Poor's 500 (S&P 500) Index.

The Fund's performance in the quarter was helped by our holdings in financial stocks, which at October quarter-end accounted for 26% of net assets. Financial stocks surged during October after Congress reached a compromise agreement for the Financial Services Modernization Bill (which was signed into law after quarter-end). Additionally, stocks in the electric utility, capital goods and consumer sectors helped overall Fund performance. Once again, high-yielding stocks underperformed the broad market by a wide margin. The only stocks to show relative outperformance in the quarter were those with yields well below the yield of the S&P 500 Index. The appeal in value style investing was short-lived, and growth style investing returned to favor with a powerful surge. Over the last 12 months, growth stocks led the overall market in relative outperformance, with the technology sector achieving the largest relative gains in market history.

Our investment style has remained unchanged. Our focus is primarily on dividend-paying common stocks that yield more than the S&P 500 Index. We seek to provide investors with an attractive total return over the longer term, offering both appreciation and growth of income with low volatility through a diversified portfolio of stocks. Our investment activities during the October quarter continued to center on improving the Fund's overall dividend yield by focusing our investment activities on individual stocks with attractive valuations that we believe offer generous dividend yields but also are attractively priced on other valuation ratios.

Transactions during the October quarter included initiating two new positions and eliminating seven. We acquired the shares of Carolina Power & Light Company, an electric utility located in one of the fastest growing US markets, which is comprised of North Carolina and South Carolina. Earlier this summer, the company completed its acquisition of North Carolina Natural Gas, and during the October quarter agreed to acquire Florida Progress Corp., a Florida electric utility, for stock and cash. We expect these acquisitions to be accretive to earnings in the first year after closing, the result of cost savings and improved revenue growth. Selling at a discount to the electric utility group, we believe the share is attractive on a total return basis. We also purchased shares of Columbia Energy Group, a well-run natural gas transmission and distribution company operating in several eastern states, because the shares appeared to be attractively valued based on future earnings and strong industry fundamentals.

During the October quarter, we sold our investments in United Water Resources Inc. and U S WEST, Inc. With the shares of both companies in the process of being acquired, we believed there remained limited upside potential in both stocks. We eliminated an additional five holdings because the stocks no longer met our investment criteria.

In Conclusion

We thank you for your investment in Merrill Lynch Strategic Dividend Fund, and we look forward to reviewing our outlook and strategy with you again in our upcoming semi-annual report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Walter D. Rogers

Walter D. Rogers
Senior Vice President and Portfolio Manager

December 3, 1999

--------------------------------------------------------------------------------
To reduce shareholders' expenses, Merrill Lynch Strategic Dividend Fund will no longer be printing and mailing quarterly reports to shareholders. We will continue to provide you with reports on a semi-annual and annual basis.
--------------------------------------------------------------------------------


                                     2 & 3

                         Merrill Lynch Strategic Dividend Fund, October 31, 1999

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

  None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                  Ten Years/
                                                 3 Month        12 Month       Since Inception
As of October 31, 1999                         Total Return   Total Return       Total Return
==============================================================================================
ML Strategic Dividend Fund Class A Shares*        +0.06%        +12.64%         +229.23%
----------------------------------------------------------------------------------------------
ML Strategic Dividend Fund Class B Shares*        -0.21         +11.47          +197.14
----------------------------------------------------------------------------------------------
ML Strategic Dividend Fund Class C Shares*        -0.21         +11.46          +127.78
----------------------------------------------------------------------------------------------
ML Strategic Dividend Fund Class D Shares*        -0.08         +12.29          +137.03
----------------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                     +2.90         +25.67      +415.25/+223.08
==============================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

**An unmanaged broad-based index comprised of common stocks. Ten years/since inception total return periods are ten years and from 10/21/94, respectively.

Average Annual Total Return

                                             % Return Without   % Return With
                                               Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 9/30/99                               +11.94%            + 6.06%
--------------------------------------------------------------------------------
Five Years Ended 9/30/99                         +18.10             +16.84
--------------------------------------------------------------------------------
Ten Years Ended 9/30/99                          +11.92             +11.32
--------------------------------------------------------------------------------
* Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                                 % Return         % Return
                                               Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 9/30/99                               +10.75%            + 7.06%
--------------------------------------------------------------------------------
Five Years Ended 9/30/99                         +16.89             +16.89
--------------------------------------------------------------------------------
Ten Years Ended 9/30/99                          +10.78             +10.78
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.

                                                 % Return         % Return
                                               Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 9/30/99                               +10.80%            + 9.88%
--------------------------------------------------------------------------------
Inception (10/21/94) through 9/30/99             +17.19             +17.19
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                             % Return Without   % Return With
                                               Sales Charge     Sales Charge**
================================================================================
Class D Shares*
--------------------------------------------------------------------------------
Year Ended 9/30/99                               +11.66%            + 5.80%
--------------------------------------------------------------------------------
Inception (10/21/94) through 9/30/99             +18.14             +16.85
--------------------------------------------------------------------------------
* Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                     4 & 5

                         Merrill Lynch Strategic Dividend Fund, October 31, 1999

SCHEDULE OF INVESTMENTS                                          (in US dollars)


                                          Shares                                                                       Percent of
EUROPE           Industries                Held              Common Stocks                                 Value       Net Assets
====================================================================================================================================
Netherlands      Oil--International      125,000       Royal Dutch Petroleum Company
                                                       (NY Registered Shares)                          $  7,492,187       3.3%
                 -------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in the Netherlands               7,492,187       3.3
====================================================================================================================================
United Kingdom   Banking                 200,000       National Westminster Bank PLC                      4,511,117       2.0
                 -------------------------------------------------------------------------------------------------------------------
                 Oil--International       61,008       BP Amoco PLC (ADR) (a)                             3,523,212       1.5
                 -------------------------------------------------------------------------------------------------------------------
                 Steel                   700,000       Corus Group PLC                                    1,332,979       0.6
                 -------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in the United Kingdom            9,367,308       4.1
====================================================================================================================================
                                                       Total Investments in Europe                       16,859,495       7.4
====================================================================================================================================
NORTH AMERICA
====================================================================================================================================
United States    Aerospace & Defense      20,000       Rockwell International Corporation                   968,750       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Automobile               70,000       Ford Motor Company                                 3,841,250       1.7
                 -------------------------------------------------------------------------------------------------------------------
                 Automotive               72,000       Arvin Industries, Inc.                             2,052,000       0.9
                 Equipment & Tires        60,000       Dana Corporation                                   1,773,750       0.8
                                                                                                        -----------       ---
                                                                                                          3,825,750       1.7
                 -------------------------------------------------------------------------------------------------------------------
                 Automotive Parts         60,000       TRW Inc.                                           2,572,500       1.1
                 -------------------------------------------------------------------------------------------------------------------
                 Banking                 145,000       The Bank of New York Company, Inc.                 6,071,875       2.7
                                          90,000       The Chase Manhattan Corporation                    7,863,750       3.4
                                          72,139       Firstar Corporation                                2,119,083       0.9
                                          92,000       Mellon Financial Corporation                       3,398,250       1.5
                                          60,000       National City Corporation                          1,770,000       0.8
                                          78,000       PNC Bank Corp.                                     4,650,750       2.0
                                          40,000       State Street Corporation                           3,045,000       1.3
                                          26,880       SunTrust Banks, Inc.                               1,967,280       0.9
                                                                                                        -----------      ----
                                                                                                         30,885,988      13.5
                 -------------------------------------------------------------------------------------------------------------------
                 Business Services        52,000       The Dun & Bradstreet Corporation                   1,527,500       0.7
                 -------------------------------------------------------------------------------------------------------------------
                 Capital Goods            30,000       General Electric Company                           4,066,875       1.8
                                          28,000       Minnesota Mining and Manufacturing Company (3M)    2,661,750       1.1
                                                                                                        -----------      ----
                                                                                                          6,728,625       2.9
                 -------------------------------------------------------------------------------------------------------------------
                 Chemicals                23,000       The Dow Chemical Company                           2,719,750       1.2
                                          23,343       E.I. du Pont de Nemours and Company                1,504,165       0.7
                                                                                                        -----------      ----
                                                                                                          4,223,915       1.9
                 -------------------------------------------------------------------------------------------------------------------
                 Consumer--Durables       63,000       Whirlpool Corporation                              4,390,312       1.9
                 -------------------------------------------------------------------------------------------------------------------
                 Drugs                    50,000       American Home Products Corporation                 2,612,500       1.1
                                          52,000       Bristol-Myers Squibb Company                       3,994,250       1.8
                                                                                                        -----------      ----
                                                                                                          6,606,750       2.9
                 -------------------------------------------------------------------------------------------------------------------
                 Foods                    40,000       General Mills, Inc.                                3,487,500       1.5
                                          55,000       The Quaker Oats Company                            3,850,000       1.7
                                                                                                       -----------      ----
                                                                                                          7,337,500       3.2
                 -------------------------------------------------------------------------------------------------------------------
                 Household Products       48,000       The Clorox Company                                 1,965,000       0.9
                 -------------------------------------------------------------------------------------------------------------------
                 Insurance                65,000       American General Corporation                       4,822,188       2.1
                                          58,000       The Chubb Corporation                              3,182,750       1.4
                                          60,000       Lincoln National Corporation                       2,767,500       1.2
                                         170,000       Ohio Casualty Corporation                          2,836,875       1.2
                                         100,000       The St. Paul Companies, Inc.                       3,200,000       1.4
                                                                                                        -----------      ----
                                                                                                         16,809,313       7.3
                 -------------------------------------------------------------------------------------------------------------------
                 Oil--Domestic            28,000       Atlantic Richfield Company (ARCO)                  2,609,250       1.1
                                          49,138       Conoco Inc. (Class B)                              1,332,868       0.6
                                          90,000       Occidental Petroleum Corporation                   2,053,125       0.9
                                          50,000       Phillips Petroleum Company                         2,325,000       1.0
                                                                                                        -----------      ----
                                                                                                          8,320,243       3.6
                 -------------------------------------------------------------------------------------------------------------------
                 Oil--International       30,000       Exxon Corporation                                  2,221,875       1.0
                                          40,000       Mobil Corporation                                  3,860,000       1.7
                                          50,000       Texaco Inc.                                        3,068,750       1.3
                                                                                                        -----------      ----
                                                                                                          9,150,625       4.0
                 -------------------------------------------------------------------------------------------------------------------
                 Paper & Forest           98,023       International Paper Company                        5,158,460       2.2
                 Products                 60,000       Weyerhaeuser Company                               3,581,250       1.6
                                                                                                        -----------      ----
                                                                                                          8,739,710       3.8
                 -------------------------------------------------------------------------------------------------------------------
                 Real Estate              38,000       Apartment Investment & Management Company
                 Investment Trusts                     (Class A)                                          1,429,750       0.6
                                          19,207       Avalonbay Communities, Inc.                          620,626       0.3
                                          40,000       Colonial Properties Trust                          1,020,000       0.4
                                          64,000       Developers Diversified Realty Corporation            912,000       0.4
                                          52,000       Duke Realty Investments, Inc.                      1,020,500       0.5
                                          35,000       Essex Property Trust, Inc.                         1,139,688       0.5
                                          35,000       Highwoods Properties, Inc.                           846,563       0.4
                                          30,000       Mack-Cali Realty Corporation                         772,500       0.3
                                                                                                        -----------      ----
                                                                                                          7,761,627       3.4
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities                77,000       Reliant Energy, Inc.                               2,098,250       0.9
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric      40,000       American Electric Power Company, Inc.              1,380,000       0.6
                                          60,000       Carolina Power & Light Company                     2,070,000       0.9
                                          60,000       Central & South West Corporation                   1,331,250       0.6
                                          63,000       Consolidated Edison, Inc.                          2,405,813       1.1
                                         105,000       Edison International                               3,110,625       1.4
                                          56,000       FPL Group, Inc.                                    2,817,500       1.2
                                          44,000       KeySpan Corporation                                1,237,500       0.5
                                          50,000       NSTAR                                              1,903,125       0.8
                                          96,000       New Century Energies, Inc.                         3,126,000       1.4
                                         120,000       Northern States Power Company                      2,580,000       1.1
                                                                                                        -----------      ----
                                                                                                         21,961,813       9.6
                 -------------------------------------------------------------------------------------------------------------------


                                     6 & 7

                         Merrill Lynch Strategic Dividend Fund, October 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)


                                          Shares                                                                       Percent of
NORTH AMERICA    Industries                Held              Common Stocks                                 Value       Net Assets
(concluded)
====================================================================================================================================
United States    Utilities--Gas Pipeline  69,000       Columbia Energy Group                           $  4,485,000       2.0%
(concluded)                               50,000       El Paso Energy Corporation                         2,050,000       0.9
                                                                                                        -----------      ----
                                                                                                          6,535,000       2.9
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Natural Gas   40,000       Consolidated Natural Gas Company                   2,560,000       1.1
                                          88,000       Enron Corp.                                        3,514,500       1.5
                                          78,197       Sempra Energy                                      1,598,151       0.7
                                          35,000       The Williams Companies, Inc.                       1,312,500       0.6
                                                                                                        -----------      ----
                                                                                                          8,985,151       3.9
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--              50,000       Bell Atlantic Corporation                          3,246,875       1.4
                 Telecommunications       52,000       BellSouth Corporation                              2,340,000       1.0
                                          40,000       GTE Corporation                                    3,000,000       1.3
                                         102,648       SBC Communications Inc.                            5,228,632       2.3
                                                                                                        -----------      ----
                                                                                                         13,815,507       6.0
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Water         76,000       American Water Works Company, Inc.                 2,218,250       1.0
                                          25,000       E'Town Corporation                                 1,151,563       0.5
                                          55,500       Philadelphia Suburban Corporation                  1,276,500       0.5
                                                                                                        -----------      ----
                                                                                                          4,646,313       2.0
                 -------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in North America               183,697,392      80.2
====================================================================================================================================
                                                       Total Investments in Common Stocks
                                                       (Cost--$141,583,952)                             200,556,887      87.6
====================================================================================================================================

                                           Face
                                          Amount               Short-Term Securities
===================================================================================================================================
                 Repurchase          $ 2,354,000       Warburg Dillon Read LLC, purchased on
                 Agreements*                           10/29/1999 to yield 5.21% to 11/01/1999            2,354,000       1.0
                 -------------------------------------------------------------------------------------------------------------------
                 US Government        17,000,000       Federal Home Loan Mortgage Corporation,
                 Agency                                5.21% due 11/12/1999                              16,965,556       7.4
                 Obligations**         5,000,000       Federal National Mortgage Association,
                                                       5.22% due 11/03/1999                               4,996,375       2.2
                 -------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Short-Term Securities
                                                       (Cost--$24,315,931)                               24,315,931      10.6
===================================================================================================================================
                 Total Investments (Cost--$165,899,883)                                                 224,872,818      98.2

                 Other Assets Less Liabilities                                                            4,078,433       1.8
                                                                                                        -----------      ----
                 Net Assets                                                                            $228,951,251     100.0%
                                                                                                       ============     =====
===================================================================================================================================
                 Net Asset    Class A-- Based on net assets of $24,357,187 and 1,798,145
                 Value:       shares of beneficial interest outstanding                                $      13.55
                                                                                                       ============
                              Class B -- Based on net assets of $73,627,177 and 5,427,191
                              shares of beneficial interest outstanding                                $      13.57
                                                                                                       ============
                              Class C -- Based on net assets of $5,375,626 and 400,674
                              shares of beneficial interest outstanding                                $      13.42
                                                                                                       ============

                              Class D -- Based on net assets of $125,591,261 and 9,275,766
                              shares of beneficial interest outstanding                                $      13.54
                                                                                                       ============
===================================================================================================================================

(a)American Depositary Receipts (ADR).

  *Repurchase Agreements are fully collateralized by US Government & Agency
   Obligations.

 **US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.


                                     8 & 9

                        Merrill Lynch Strategic Dividend Fund, October 31, 19998

PORTFOLIO INFORMATION

As of October 31, 1999

Ten Largest Common                                    Percent of
Stock Holdings                                        Net Assets

The Chase Manhattan Corporation ....................     3.4%
Royal Dutch Petroleum Company
  (NY Registered Shares) ...........................     3.3
The Bank of New York Company, Inc. .................     2.7
SBC Communications Inc. ............................     2.3
International Paper Company ........................     2.2
American General Corporation .......................     2.1
PNC Bank Corp. .....................................     2.0
National Westminster Bank PLC ......................     2.0
Columbia Energy Group ..............................     2.0
Whirlpool Corporation ..............................     1.9

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Richard R. West, Trustee
Arthur Zeikel, Trustee
Robert C. Doll, Senior Vice President
Walter D. Rogers, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Thomas D. Jones, III, Secretary

Custodian

State Street Bank and Trust Company
One Heritage Drive, P2N
North Quincy, MA 02171

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                                     10 & 11

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Strategic Dividend Fund
Box 9011
Princeton, NJ
08543-9011                                                          10561--10/99

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